ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS HELD FOR SALE [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	U.S. Solar Portfolio	Spanish Distributed Generation Portfolio	U.S. Renewable Portfolio	Other	2025	2024
Assets
Cash and cash equivalents	$—	$23	$50	$6	$79	$48
Restricted cash	34	—	51	3	88	14
Trade receivables and other current assets	22	31	23	18	94	51
Financial instrument assets	4	—	155	1	160	37
Equity-accounted investments	—	—	—	—	—	421
Property, plant and equipment, at fair value	880	236	3,883	583	5,582	1,343
Deferred income tax assets	—	—	—	—	—	9
Other long-term assets	—	108	31	—	139	126
Assets held for sale	$940	$398	$4,193	$611	$6,142	$2,049
Liabilities
Current liabilities	$5	$19	$68	$7	$99	$57
Non-recourse borrowings	398	181	1,548	232	2,359	797
Financial instrument liabilities	2	—	1,091	2	1,095	3
Deferred income tax liabilities	—	20	—	53	73	131
Provisions	84	—	116	3	203	10
Other long-term liabilities	55	—	118	19	192	38
Liabilities directly associated with assets held for sale	$544	$220	$2,941	$316	$4,021	$1,036